NOTES PAYABLE - Term Loan Due to Former Non-Controlling Interest Holder (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2021	May 31, 2020	Jun. 30, 2018	Dec. 31, 2020
Debt Instrument [Line Items]
Payment to acquire noncontrolling interest			$ 8.1
Term Loan Due To Former Non-Controlling Interest Holder | Term Loan
Debt Instrument [Line Items]
Fixed interest rate, quarterly			4.50%
Fixed interest rate, annual			18.00%
Prepaid principal and interest		$ 1.5
Prepaid principal		$ 1.0
Warrants issued (in shares)		400,000
Unamortized discount		$ 0.2
Long-term debt securities				$ 5.8
Debt instrument, prepayment penalties	$ 2.6